Financial risk management - D.1.1. Fixed and floating rate debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 4,580	$ 3,785
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 4,580	3,785
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on profit before tax	$ 15	13
1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	458	185
1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	337	500
2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	403	347
3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	569	431
4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	468	584
Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 2,345	$ 1,738
Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	4.95%	5.94%
Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	9.08%	5.61%
Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.23%	4.68%
Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	4.06%	8.35%
Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.18%	11.65%
Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	4.28%	5.88%
Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.76%	6.52%
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 3,115	$ 2,462
Fixed interest rate | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	140	87
Fixed interest rate | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	162	365
Fixed interest rate | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	137	141
Fixed interest rate | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	436	104
Fixed interest rate | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	204	396
Fixed interest rate | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 2,036	$ 1,369
Fixed interest rate | Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.34%	7.48%
Fixed interest rate | Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.35%	7.17%
Fixed interest rate | Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.59%	5.52%
Fixed interest rate | Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.64%	8.28%
Fixed interest rate | Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.61%	9.92%
Fixed interest rate | Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	4.10%	7.73%
Fixed interest rate | Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.47%	7.68%
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 1,465	$ 1,323
Floating interest rate | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	319	98
Floating interest rate | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	175	134
Floating interest rate | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	266	206
Floating interest rate | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	133	327
Floating interest rate | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	263	188
Floating interest rate | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	$ 309	$ 370
Floating interest rate | Weighted average | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	1.98%	3.06%
Floating interest rate | Weighted average | 1 year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	10.28%	4.24%
Floating interest rate | Weighted average | 1–2 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.89%	2.37%
Floating interest rate | Weighted average | 2–3 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	2.73%	8.40%
Floating interest rate | Weighted average | 3–4 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	0.49%	12.20%
Floating interest rate | Weighted average | 4–5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	4.41%	1.98%
Floating interest rate | Weighted average | Greater than 5 years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	1.13%	2.25%